Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 14,895,053	$ 40,944,770	$ 34,279,022
Equipment structural parts [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	8,445,429	36,456,054	25,526,870
Cubic parking garage [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	6,297,030	4,040,079	8,012,037
Maintenance services [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	149,079	429,572	584,696
Others [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	3,515	19,065	155,419
Performance obligations satisfied at a point in time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	14,745,974	40,515,198	33,694,326
Performance obligations satisfied over time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 149,079	$ 429,572	$ 584,696